CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, except Share data, unless otherwise specified	Total	Common stock	Additional Paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock, at cost	Nidec Corporation total shareholders' equity	Non- controlling interests
Beginning Balance at Mar. 31, 2011	¥ 410,506	¥ 66,551	¥ 66,960	¥ 298,445	¥ (44,421)	¥ (32,285)	¥ 355,250	¥ 55,256
Beginning Balance (in shares) at Mar. 31, 2011		290,150,160
Comprehensive income:
Net income	44,287			40,731			40,731	3,556
Other comprehensive income (loss)
Foreign currency translation adjustments	(2,560)				(2,749)		(2,749)	189
Unrealized gains and losses on securities	(7)				(53)		(53)	46
Unrealized gains and losses on derivative instruments	(146)				(146)		(146)
Pension liability adjustments	93				(99)		(99)	192
Total other comprehensive income (loss)	(2,620)						(3,047)	427
Total comprehensive income	41,667						37,684	3,983
Purchase of treasury stock	(10,155)					(10,155)	(10,155)
Dividends paid to shareholders of Nidec Corporation	(12,399)			(12,399)			(12,399)
Dividends paid to noncontrolling interests	(1,444)							(1,444)
Capital transaction with consolidated subsidiaries and other	(2,564)		(198)				(198)	(2,366)
Ending Balance at Mar. 31, 2012	425,611	66,551	66,762	326,777	(47,468)	(42,440)	370,182	55,429
Ending Balance (in shares) at Mar. 31, 2012		290,150,160
Comprehensive income:
Net income	6,849			7,986			7,986	(1,137)
Other comprehensive income (loss)
Foreign currency translation adjustments	62,158				60,547		60,547	1,611
Unrealized gains and losses on securities	151				174		174	(23)
Unrealized gains and losses on derivative instruments	169				169		169
Pension liability adjustments	(433)				(469)		(469)	36
Total other comprehensive income (loss)	62,045						60,421	1,624
Total comprehensive income	68,894						68,407	487
Purchase of treasury stock	(31,277)					(31,277)	(31,277)
Change in ownership of subsidiaries in connection with share exchange transaction			3,270			16,710	19,980	(19,980)
Dividends paid to shareholders of Nidec Corporation	(12,125)			(12,125)			(12,125)
Dividends paid to noncontrolling interests	(1,421)							(1,421)
Acquisitions of new subsidiaries	3,570							3,570
Capital transaction with consolidated subsidiaries and other	565		486				486	79
Ending Balance at Mar. 31, 2013	453,817	66,551	70,518	322,638	12,953	(57,007)	415,653	38,164
Ending Balance (in shares) at Mar. 31, 2013		290,150,160
Comprehensive income:
Net income	58,910			56,404			56,404	2,506
Other comprehensive income (loss)
Foreign currency translation adjustments	43,429				41,903		41,903	1,526
Unrealized gains and losses on securities	2,980				2,998		2,998	(18)
Unrealized gains and losses on derivative instruments	(266)				(266)		(266)
Pension liability adjustments	737				788		788	(51)
Total other comprehensive income (loss)	46,880						45,423	1,457
Total comprehensive income	105,790						101,827	3,963
Purchase of treasury stock	(2,838)					(2,838)	(2,838)
Change in ownership of subsidiaries in connection with share exchange transaction			(4,279)			20,655	16,376	(16,376)
Dividends paid to shareholders of Nidec Corporation	(11,425)			(11,425)			(11,425)
Dividends paid to noncontrolling interests	(894)							(894)
Capital transaction with consolidated subsidiaries and other	(3,545)		(1,042)			(450)	(1,492)	(2,053)
Ending Balance at Mar. 31, 2014	¥ 540,905	¥ 66,551	¥ 65,197	¥ 367,617	¥ 58,376	¥ (39,640)	¥ 518,101	¥ 22,804
Ending Balance (in shares) at Mar. 31, 2014		290,150,160